SHARE BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Schedule of assumptions using the binomial option pricing model

	For the six
	months ended	For the six months ended
	June 30,	June 30,
	2020	2021
Risk free rate of interest	0.27%-1.47%	0.84%~1.61%
Volatility	48.8%-59.5%	113.60%~116%
Dividend yield	—	—
Exercise multiples	2.2 / 2.8	2.2
Life of option (years)	2.5-6.0	5

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
Risk free rate of interest	2.45% ‑ 2.98%	1.79%-2.53%	0.27%-1.47%
Volatility	43.5% ‑ 48.3%	43.4%-55.3%	48.8%-59.5%
Dividend yield	—	—	—
Exercise multiples	2.2 / 2.8	2.2 / 2.8	2.2 / 2.8
Life of option (years)	4.0 ‑ 6.0	4.0 - 6.0	2.5-6.0

Schedule of activity in share options

			Weighted
		Weighted	Average
	Number of	Average	Grant‑date
	Options	Exercise Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2020	29,273,408	17.24	40.24
Granted	4,925,211	0.76	8.00
Exercised	—	—	—
Forfeited	—	—	—
Outstanding as of June 30, 2021	34,198,619	14.87	35.60

			Weighted
		Weighted	Average
	Number of	Average	Grant‑date
	Options	Exercise Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2019	36,474,200	12.28	34.61
Granted	7,503,489	14.70	35.88
Exercised	(8,319,681)	—	22.00
Forfeited	(6,384,600)	17.05	39.66
Outstanding as of December 31, 2020	29,273,408	17.24	40.24

Schedule of share options outstanding

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
0.07	4,425,211	0.87	—	—
7.78	500,000	5.73
9.53	10,340,000	0.2	9,878,000	0.09
14.32	12,036,630	1.47	11,644,230	1.45
24.06	2,641,500	3.05	—	—
24.11	4,176,678	3.05	3,345,098	3.05
51.05	78,600	2.52	—	—
	34,198,619		24,867,328

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
7.78	10,340,000	0.64	9,878,000	0.52
14.32	12,036,630	1.97	11,644,230	1.94
24.06	2,641,500	3.55	—	—
24.11	4,176,678	3.55	3,345,098	3.55
51.05	78,600	3.02	—	—
	29,273,408		24,867,328

Schedule of share-based compensation expenses recognized with each issuance of share options

	For the six months ended
	June 30,
Date of Grant	2020	2021
	RMB	RMB
01/07/2016	5,255	—
23/08/2016	800	—
06/09/2016	457	—
01/08/2017	3,373	3,097
10/10/2017	1,458	1,335
26/12/2017	2,380	—
19/01/2018	781	—
27/03/2018	1,835	1,681
01/09/2018	524	479
29/09/2018	2,343	1,146
07/01/2019	427	391
21/04/2019	157	144
13/06/2019	90	82
14/06/2019	38	35
01/07/2019	6,955	3,565
16/02/2020		1,636
21/02/2020	112,183	—
28/02/2020	67,952	—
01/07/2020	—	678
13/05/2021	—	20,573
Share‑based compensation recognized for share options	207,008	34,842

	For the year ended
	December 31,
Date of Grant	2018	2019	2020
	RMB	RMB	RMB
10/07/2015	2,613	—	—
25/09/2015	111	57	—
01/07/2016	47,177	27,771	10,319
16/08/2016	241	251	—
23/08/2016	2,336	2,442	1,571
01/09/2016	1,546	1,616	—
06/09/2016	3,524	3,427	898
01/08/2017	9,686	10,124	6,623
11/09/2017	8,713	9,107	—
10/10/2017	2,732	2,856	2,862
20/10/2017	393,648	63,246	—
26/12/2017	—	135,997	4,674
19/01/2018	33,623	8,486	1,533
07/03/2018	2,193	4,162	—
27/03/2018	—	6,345	3,604
27/04/2018	—	10,377	—
01/09/2018	—	1,366	1,028
29/09/2018	—	20,195	4,600
24/12/2018	19	1,095	—
07/01/2019	—	1,842	839
21/04/2019	—	653	309
13/06/2019	—	97	177
14/06/2019	—	41	75
01/07/2019	—	41,598	13,657
21/2/2020	—	—	110,145
28/2/2020	—	—	127,716
Share‑based compensation recognized for share options	508,162	353,151	290,630

Schedule of share based compensation recognized related to share options granted and ordinary shares issued

	For the six months ended	For the six months ended
	June 30,	June 30,
	2020	2021
	RMB	RMB
General and administrative expenses	207,008	34,842

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative expenses	508,162	353,151	290,630
Total	508,162	353,151	290,630